Investments in Marketable Debt Securities, Available-for-Sale (Details) - Schedule of amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable securities, available-for-sale
$ in Thousands
12 Months Ended
Dec. 31, 2021 USD ($)
Short-term Investments [Member]
Short-term investments:
Amortized Cost	$ 94,782
Gross Unrealized Gains	1
Gross Unrealized Losses	(87)
Fair Value	94,696
Long-term investments:
Gross Unrealized Gains	1
Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Amortized Cost	71,406
Gross Unrealized Gains
Gross Unrealized Losses	(57)
Fair Value	71,349
Long-term investments:
Gross Unrealized Gains
Short-term Investments [Member] | US Treasury Securities [Member]
Short-term investments:
Amortized Cost	3,415
Gross Unrealized Gains
Gross Unrealized Losses	(7)
Fair Value	3,408
Long-term investments:
Gross Unrealized Gains
Short-term Investments [Member] | Asset-backed Securities [Member]
Short-term investments:
Amortized Cost	2,555
Gross Unrealized Gains
Gross Unrealized Losses	(4)
Fair Value	2,551
Long-term investments:
Gross Unrealized Gains
Short-term Investments [Member] | Debt Security, Government, Non-US [Member]
Short-term investments:
Amortized Cost	16,405
Gross Unrealized Gains	1
Gross Unrealized Losses	(19)
Fair Value	16,387
Long-term investments:
Gross Unrealized Gains	1
Short-term Investments [Member] | Certificates of Deposit [Member]
Short-term investments:
Amortized Cost	1,001
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	1,001
Long-term investments:
Gross Unrealized Gains
Long-term investments [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	55,111
Gross Unrealized Gains
Gross Unrealized Losses	(295)
Fair Value	54,816
Long-term investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	42,703
Gross Unrealized Gains
Gross Unrealized Losses	(246)
Fair Value	42,457
Long-term investments [Member] | US Treasury Securities [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	2,201
Gross Unrealized Gains
Gross Unrealized Losses	(5)
Fair Value	2,196
Long-term investments [Member] | Asset-backed Securities [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	5,438
Gross Unrealized Gains
Gross Unrealized Losses	(28)
Fair Value	5,410
Long-term investments [Member] | Debt Security, Government, Non-US [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	3,769
Gross Unrealized Gains
Gross Unrealized Losses	(16)
Fair Value	3,753
Long-term investments [Member] | Certificates of Deposit [Member]
Short-term investments:
Gross Unrealized Gains
Long-term investments:
Amortized Cost	1,000
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 1,000